DWS VARIABLE SERIES II SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Strategic Income VIP

The following information replaces the existing disclosure contained under the ”Portfolio Manager(s)” sub-heading of the ”MANAGEMENT” section of the fund’s prospectus.

Investment Advisor
Deutsche Investment Management Americas Inc.

Gary Russell, CFA, Managing Director. Portfolio Manager of the fund. Joined the fund in 2006.

William Chepolis, CFA, Managing Director. Portfolio Manager of the fund. Joined the fund in 2005.

John D. Ryan, Director. Portfolio Manager of the fund. Joined the fund in 2010.

Ohn Choe, CFA, Associate. Portfolio Manager of the fund. Joined the fund in 2011.

Darwei Kung, Vice President. Portfolio Manager of the fund. Joined the fund in 2011.

Subadvisor
QS Investors, LLC (QS Investors)

Portfolio Manager(s)

Robert Wang, Head of Portfolio Management and Trading, QS Investors. Joined the fund in 2007.

Thomas Picciochi, Head of Global Tactical Asset Allocation Portfolio Management and Trading, QS Investors. Joined the fund in 2007.

The following persons are added to the portfolio management team, as reflected under the ”MANAGEMENT” sub-heading of the “FUND DETAILS” section of the fund’s prospectus.

Ohn Choe, CFA, Associate. Portfolio Manager of the fund. Joined the fund in 2011.

■	Portfolio Manager for Retail Fixed Income: New York.

■	Joined Deutsche Asset Management in 2005.

■	BSBA, Georgetown University.

Darwei Kung, Vice President. Portfolio Manager of the

fund. Joined the fund in 2011.
■	Joined Deutsche Asset Management in 2006;
previously has worked as a Director, Engineering and Business Development at Calpoint LLC from 2001-2004.

■	Portfolio Manager: New York.

■	BS and MS, University of Washington, Seattle; MS and MBA, Carnegie Mellon University.

The following information replaces similar disclosure, as reflected under the ”MANAGEMENT” sub-heading of the “FUND DETAILS” section of the fund’s prospectus.

Robert Wang, Head of Portfolio Management and Trading, QS Investors. Joined the fund in 2007.
■	Joined QS Investors in 2010 after 28 years of experience of trading fixed income, foreign exchange and derivative products at Deutsche Asset Management and J.P. Morgan.

■	BS, The Wharton School, University of Pennsylvania.

Thomas Picciochi, Head of Global Tactical Asset Allocation Portfolio Management and Trading, QS Investors. Joined the fund in 2007.
■
Joined QS Investors in 2010 after 24 years of experience in portfolio management and various research and analysis positions at Deutsche Asset Management, State Street Global Advisors, FPL Energy, Barnett Bank, Trade Finance Corporation and Reserve Financial Management.

■	BA and MBA, University of Miami.

Please Retain This Supplement for Future Reference.

February 1, 2011 PROSTKR-19